FUND ADMINISTRATION TRUST FOR INVESTMENT WORKS (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Management Trust [Abstract]
Contributions	$ 193,550	$ 179,041	$ 258,322